SHARE CAPITAL	3 Months Ended
Nov. 30, 2019
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

7. SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Issued and outstanding

On November 20, 2018 the Company completed a consolidation of its common shares on the basis of one new share for ten old shares (1:10).  The purpose of the consolidation was to increase the Company's common share price to be in compliance with the NYSE American's low selling price requirement.  All share numbers in these financial statements are presented on a post consolidation basis.

At November 30, 2019, the Company had 58,603,827 shares outstanding.

Fiscal 2020

On December 19, 2020 the Company closed a non-brokered private placement.  Please see subsequent events (Note 13) for further details.

Fiscal 2019

On August 21, 2019, the Company closed a bought deal financing of 8,326,957 common shares at a price of US$1.25 per share for gross proceeds of $10.4 million.  Also, on August 21, 2019 the Company completed the sale of 7,575,758 common shares to LMM and 6,940,000 common shares to Hosken Consolidated Investments Limited ("HCI") both at price of US$1.32 per share for gross proceeds of $10.0 million and $9.1 million respectively.  Total fees of $1,769 were paid on the August 21, 2019 transactions including a 6% finders fee of $624.

On June 28, 2019 the Company closed a non-brokered private placement with HCI for gross proceeds of $1.3 million.  In connection with the private placement, the Company issued an aggregate of 1,111,111 common shares to Deepkloof Limited, a subsidiary of HCI, at a price of US$1.17 per common share.  On a non-diluted basis and after giving effect to the private placement, HCI's ownership in the Company was increased from 20.05% to 22.60% of the Company's issued and outstanding common shares. The Company did not pay any finder's fees in connection with the private placement.

On February 4, 2019, the Company completed a non-brokered private placement of 3,124,059 shares at a price of US$1.33 per share for gross proceeds of $4.16 million.  A 6% finders fee of $72 was paid on a portion of the private placement, with total issuance costs (including the finders fee) totalling $107.

During fiscal 2019, the Company issued 1,048,770 shares upon the exercise of 1,048,770 warrants.

On January 2, 2019 the Company issued 545,721 shares in settlement of $687.16 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

(c) Incentive stock options

The Company has entered into Incentive Stock Option Agreements ("Agreements") under the terms of its stock option plan with directors, officers, consultants and employees. Under the terms of the Agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant.  Certain stock options of the Company are subject to vesting provisions, while others vest immediately.  All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding stock options:

	Number of Shares	Average Exercise Price CAD$
Options outstanding at August 31, 2017	438,228	46.50
Forfeited	(129,678)	41.50
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at August 31, 2019	1,554,000	2.61
Options outstanding at November 30, 2019	1,554,000	2.61

During the period ended November 30, 2019 the Company did not grant or cancel any options.

During the year ended August 31, 2019 the Company granted 1,554,000 stock options.  The stock options granted vest in four equal annual stages commencing on the date of the grant on April 9, 2019.  The Company recorded $730 ($638 expensed and $92 capitalized to mineral properties) of compensation expense during the period ended November 30, 2019, (November 30, 2018 $16 recorded, $16 expensed).

During the year ended August 31, 2019, 46,300 share options expired while the Company cancelled a further 262,250 share options by mutual agreement.

Stock options outstanding at November 30, 2019	Stock options exercisable at November 30, 2019	Exercise Price CAD$	Average Remaining Contractual Life (Years)
1,554,000	388,500	2.61	4.36

(d) Deferred Share Units

The Company has a DSU plan for non-executive directors.  Each DSU has the same value as one Company common share.  DSU's must be retained until the director leaves the Board of Directors, at which time the DSU's are paid.

The DSU liability at November 30, 2019 is $167.  During the period ended November 30, 2019 an expense of $55 was recorded in relation to the outstanding DSUs (November 30, 2018 - $Nil), with $27 recorded as share-based compensation and $28 recorded as director fees.  At November 30, 2019, 200,220 DSUs have been issued with 49,411 fully vested.

(e) Restricted Share Units

The Company has an RSU plan for certain employees of the Company.  Each RSU has the same value as one Company common share.  RSU's vest over a three year period.

The RSU liability at November 30, 2019 is $165.  During the period ended November 30, 2019 an expense of $64 was recorded ($54 expensed and $10 capitalized) in relation to the outstanding RSUs, (November 30, 2018 $Nil).  At November 30, 2019, 223,443 RSU's have been issued.  No RSUs have vested at November 30, 2019.